WARRANTS (Tables)	6 Months Ended
Jun. 30, 2026
Warrants
Schedule of activity of warrants
	2026-06-30	2025-12-31
	$	$
Opening balance	6,465,936	761,495
Issue of warrants	4,804	6,532,539
Warrants expired	—	(674,600)
Warrants cancelled	—	(153,498)
Closing balance	6,470,740	6,465,936

Schedule of activity of exercisable of warrants

	Six months ended June 30, 2026
	Number of warrants	Weighted average exercise price
		$
Opening balance	6,359,067	4.43
Granted during the period	4,757	4.34
Closing balance, as at June 30, 2026	6,363,824	4.43
Closing balance of exercisable warrants, as at June 30, 2026	6,363,824	4.43

	Twelve months ended December 31, 2025
	Number of warrants	Weighted average exercise price
		$
Opening balance	61,797	114.00
Granted during the period	6,404,177	4.82
Expired during the period	(26,333)	168.61
Cancelled during the period	(80,574)	39.79
Closing balance, as at December 31, 2025	6,359,067	4.43
Closing balance of exercisable warrants, as at December 31, 2025	6,140	78.66

Schedule of summary of warrants outstanding and exercisable

		Warrants outstanding		Warrants exercisable
June 30, 2026	Number	Weighted average contractual life (years)	Number	Weighted average contractual life (years)

Exercise price
$4.34	6,265,137	4.48	6,265,137	4.48
$4.34	65,063	4.50	65,063	4.50
$4.34	4,757	4.59	4,757	4.59
$9.90	22,727	2.41	22,727	2.41
$75.00	5,640	0.16	5,640	0.16
$120.00	500	0.16	500	0.16
	6,363,824		6,363,824

		Warrants outstanding		Warrants exercisable
		Weighted average contractual		Weighted average contractual
December 31, 2025	Number	life (years)	Number	life (years)

Exercise price
$4.34	6,265,137	4.98	—	—
$4.34	65,063	5.00	—	—
$9.90	22,727	2.91	—	—
$75.00	5,640	0.66	5,640	0.66
$120.00	500	0.66	500	0.66
	6,359,067		6,140